Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2020

	Shares	Value	Ticker	Total Cost	Percentage
Common Stocks - 97.68%

Aerospace & Defense - 2.75%
Arconic, Inc. (a)	97,271	$ 1,853,013	ARNC	$ 1,265,339
BWX Technologies, Inc. Common S	9,905	557,751	BWXT	$ 537,406
Arconic, Inc.	44,206	739,124	HWM	$ 1,103,669
		3,149,887		$ 2,906,413	2.749%

Biotechnology - 0.55%
Emergent BioSolutions, Inc. (a)	6,110	631,346	EBS	$ 496,725
		631,346		$ 496,725	0.551%

Building Products - 2.63%
Fortune Brands Home & Security, Inc.	10,761	931,042	FBHS	$ 558,331
Masco Corp.	37,857	2,087,056	MAS	$ 1,635,859
		3,018,098		$ 2,194,189	2.634%

Capital Markets - 2.06%
Houlihan Lokey, Inc.	5,000	295,250	HLI	$ 248,998
B. Riley Financial, Inc.	6,640	166,398	RILY	$ 179,761
Raymond James Financial, Inc.	26,130	1,901,219	RJF	$ 2,131,683
		2,362,867		$ 2,560,442	2.062%

Chemicals - 4.09%
Platform Specialty Products Corp.	266,939	2,805,529	ESI	$ 2,951,417
Valvoline, Inc.	99,060	1,886,102	VVV	$ 1,410,627
		4,691,631		$ 4,362,044	4.094%

Commercial Services & Supplies - 1.29%
IAA, Inc. (a)	28,460	1,481,912	IAA	$ 927,530
		1,481,912		$ 927,530	1.293%

Communication Equipment - 2.05%
Avaya Holdings Corp. (a)	31,418	477,554	AVYA	$ 451,628
IAC/InterActive Corp. (a)	15,660	1,875,755	IAC	$ 2,075,629
		2,353,308		$ 2,527,258	2.054%

Construction & Engineering- 6%
Arcosa, Inc.	56,986	2,512,513	ACA	$ 1,935,486
Boxwood Merger Corp. (a)	67,270	593,658	ATCX	$ 650,346
APi Group Corp. (a) (c)	185,087	2,633,788	JJAQF	$ 1,891,721
Comfort Systems USA, Inc.	22,130	1,139,916	FIX	$ 966,748
		6,879,875		$ 5,444,301	6.004%

Construction Materials - 1.73%
Eagle Materials, Inc.	22,940	1,980,181	STRL	$ 1,772,540
		1,980,181		$ 1,772,540	1.728%

Consumer Finance - 0.83%
Ally Financial, Inc.	37,714	945,490	ALLY	$ 1,040,203
		945,490		$ 1,040,203	0.825%

Diversified Consumer Services - 3.23%
ServiceMaster Global Holdings, Inc. (a)	55,220	2,202,174	SERV	$ 1,858,887
Frontdoor Inc. (a)	32,140	1,250,567	FTDR	$ 1,191,881
WW International Inc.	13,370	252,292	WW	$ 426,109
		3,705,033		$ 3,476,877	3.233%

Diversified Financial Services - 4.16%
Cannae Holdings, Inc. (a)	30,891	1,150,999	CNNE	$ 639,587
Voya Financial, Inc.	75,514	3,619,386	VOYA	$ 3,177,454
		4,770,385		$ 3,817,042	4.163%

Diversified Telecommunications - 0.96%
Iridium Communications, Inc. (a)	43,080	1,101,986	IRDM	$ 1,073,177
		1,101,986		$ 1,073,177	0.962%

Electronic Equipment - 0.41%
MasTec, Inc. (a)	11,100	468,420	MTZ	$ 684,028
		468,420		$ 684,028	0.409%

Electrical Equipment, Instruments, & Comp. - 1.32%
SYNNEX Corp. (a)	9,436	1,321,606	SNX	$ 1,063,133
Kimball Electronics, Inc. (a)	16,885	195,191	KE	$ 266,035
		1,516,797		$ 1,329,168	1.324%

Energy Equipment & Services- 0.63%
ChampionX Holding Inc. (a)	89,910	718,381	CHX	$ 1,074,536
		718,381		$ 1,074,536	0.627%

Entertainment. - 1%
Madison Square Garden, Inc. Class A (a)	2,080	312,998	MSGS	$ 479,991
Madison Square Garden Entertainment Corp. (a)	12,110	829,414	MSGE	$ 937,389
		1,142,412		$ 1,417,380	0.997%

Equity Real Estate Investment Trusts - 5.49%
Sabra Healthcare REIT, Inc.	40,340	556,087	SBRA	$ 375,953
PotlatchDeltic Corporation	57,223	2,409,088	PCH	$ 2,106,680
Alpine Income Property Trust, Inc.	33,529	521,376	PINE	$ 639,165
Postal Realty Trust, Inc.	51,030	772,594	PSTL	$ 674,783
Cyrusone, Inc.	8,490	594,555	CONE	$ 487,648
Gaming and Leisure Properties, Inc.	38,771	1,431,799	GLPI	$ 1,401,008
		6,285,499		$ 5,685,236	5.485%

Food Products - 5.28%
Post Holdings, Inc. (a)	17,350	1,492,100	POST	$ 1,708,462
Bunge Limited	6,100	278,770	BG	$ 288,636
Whole Earth Brands, Inc.	36,850	307,329	FREE	$ 291,465
Nomad Foods Ltd. (a)	74,220	1,891,126	NOMD	$ 1,411,433
TreeHouse Foods, Inc. (a)	51,242	2,076,838	THS	$ 2,248,668
		6,046,163		$ 5,948,665	5.276%

Gas Utilities - 1.59%
UGI Corp.	44,541	1,468,962	UGI	1,598,073.81
ONE Gas, Inc.	5,190	358,162	OGS	$ 242,443
		1,827,124		$ 1,840,517	1.595%

Health Care Equipment & Supplies - 0.84%
Utah Medical Products, Inc.	12,024	960,357	UTMD	$ 858,806
		960,357		$ 858,806	0.838%

Health Care Providers & Services - 4.41%
The Pennant Group, Inc. (a)	35,682	1,375,898	PNTG	$ 678,529
BioTelemetry, Inc. (a)	32,480	1,480,438	BEAT	$ 1,418,904
The Providence Service Corp. (a)	5,640	524,012	PRSC	$ 446,033
Henry Schein, Inc. (a)	8,219	483,113	HSIC	$ 508,088
Corvel Corp. (a)	13,925	1,189,613	CRVL	$ 914,671
		5,053,074		$ 3,966,225	4.410%

Health Care Technology - 0.45%
Simulations Plus, Inc.	6,825	514,332	SLP	$ 239,752
		514,332		$ 239,752	0.449%

Hotels, Restaurants, & Leisure - 4.68%
Dine Brands Global, Inc.	8,316	453,970	DIN	$ 269,357
J. Alexander's Holdings, Inc. C (a) (d)	95,077	494,400	JAX	$ 934,704
The Wendy's Co.	27,190	606,201	WEN	$ 241,727
Wyndham Hotels & Resorts, Inc.	24,335	1,228,918	WH	$ 1,154,102
Churchill Downs, Inc.	8,740	1,431,787	CHDN	$ 960,430
Wyndham Destinations, Inc.	37,240	1,145,502	WYND	$ 857,059
		5,360,779		$ 4,417,379	4.678%

Household Products - 1.72%
Spectrum Brands Holdings, Inc.	20,360	1,163,778		$ 1,146,817
Energizer Holdings, Inc.	20,591	805,932	ENR	$ 792,667
		1,969,709		$ 1,939,484	1.719%

IT Services - 4.56%
Unisys Corporation	39,650	423,066	UIS	$ 469,254
Black Knight, Inc. (a)	21,152	1,841,282	BKI	$ 1,067,737
Perspecta, Inc	38,436	747,580	PRSP.N	$ 855,101
Leidos Holdings, Inc.	24,786	2,209,672	LDOS	$ 1,470,717
		5,221,599		$ 3,862,808	4.557%

Independent Power and Renewable - 2.39%
Vistra Energy Corp.	145,180	2,738,095	VST	$ 2,596,771
		2,738,095		$ 2,596,771	2.390%

Interactive Media & Services - 0.39%
Mtch	3,993	441,825	MTCH	$ -
		441,825		$ -	0.386%

Internet & Catalog Retail - 2.57%
Qurate Retail, Inc.	227,668	1,634,656	QRTEA	$ 2,272,973
GCI Liberty, Inc. Class A (a)	15,971	1,308,983	GLIBA	$ 735,333
		2,943,639		$ 3,008,306	2.569%

Internet & Direct Marketing Retail - 0.59%
Qurate Retail Inc. 8%	6,830	672,759	QRTEP	$ -
		672,759		$ -	0.587%

Internet Software & Services - 0.14%
Points International Ltd (a)	16,276	157,552	PCOM	$ 189,248
		157,552		$ 189,248	0.137%

Leisure Products - 0.94%
Brunswick Corp.	18,200	1,072,162	BC	$ 829,418
		1,072,162		$ 829,418	0.936%

Life Sciences Tools & Services - 1.19%
Charles River Laboratories International, Inc. (a)	6,010	1,360,965	CRL	$ 744,943
		1,360,965		$ 744,943	1.188%

Machinery - 2.88%
Pentair plc	20,601	942,908	PNR	$ 804,105
SPX Corp. (a)	50,855	2,358,655	SPXC	$ 1,550,042
		3,301,563		$ 2,354,146	2.881%

Media - 3.59%
The E.W. Scripps Company	26,550	303,732	MDP	$ 329,597
Liberty Braves Series C (a)	88,949	1,868,818	BATRK	$ 1,676,708
Liberty SiriusXM Series C (a)	58,617	1,939,050	LSXMK	$ 2,111,756
		4,111,601		$ 4,118,062	3.588%

Multi-Utilities- 5.34%
Unitil Corporation	7,440	287,482	UTL	$ 299,321
MDU Resources Group, Inc.	164,410	3,699,225	MDU	$ 4,014,273
DTE Energy Co.	18,545	2,133,417	DTE	$ 1,901,756
		6,120,123		$ 6,215,350	5.341%

Oil, Gas & Consumable Fuels - 0.64%
Cabot Oil & Gas Corp.	42,029	729,623	COG	$ 741,271
		729,623		$ 741,271	0.637%

Paper & Forest Products - 0.66%
Clearwater Paper Corp. (a)	20,000	758,800	CLW	$ 373,820
		758,800		$ 373,820	0.662%

Specialty Retail - 1.87%
Citi Trends, Inc.	85,720	2,141,286	CTRN	$ 1,341,619
		2,141,286		$ 1,341,619	1.869%

Textiles, Apparel & Luxury Goods - 4.57%
Tapestry, Inc.	28,920	452,020	TPR	$ 441,077
Wolverine World Wide, Inc.	119,882	3,097,751	WWW	$ 3,020,914
Kontoor Brands, Inc.	69,800	1,689,160	KTB	$ 1,327,321
		5,238,930		$ 4,789,313	4.572%

Thrifts & Mortgage Finance - 3.05%
Columbia Financial, Inc. (a)	181,843	2,018,457	CLBK	$ 2,811,067
Kearny Financial Corp.	204,416	1,473,839	KRNY	$ 2,182,733
		3,492,297		$ 4,993,800	3.048%

Trading Companies & Distributors - 2.17%
Alta Equipment Group, Inc. (a)	22,966	179,824	ALTG	$ 160,888
HD Supply Holdings, Inc. (a)	38,050	1,569,182	HDS	$ 1,180,807
Transcat, Inc. (a)	25,227	739,151	TRNS	$ 612,892
		2,488,157		$ 1,954,588	2.171%

TOTAL COMMON STOCKS (Cost $100,113,379)		111,926,023		$ 100,113,379	97.678%

Money Market Funds - 2.09%
First American Funds Government Obligation Class Y 0.89% (b)	2,393,142	2,393,142	FGVXX	$ 2,393,142
		2,393,142		$ 2,393,142	2.088%

TOTAL MONEY MARKET FUNDS (Cost $2,393,142)		2,393,142		$ 2,393,142

TOTAL INVESTMENTS (Cost $102,506,521) 99.77%		114,319,165	99.77%	$ 102,506,521	99.766%

Other Assets In Excess of Liabilities - 0.23%		268,018		0.23%	0.234%

TOTAL NET ASSETS - 100.00%		$ 114,587,183		100.00%	100.000%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2020.
(c) ADR - American Depository Receipt
(d) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

	Affiliated	$ 494,400		$ 934,704	$ (440,304)

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 114,319,165	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 114,319,165	- 0 -